SCHEDULE OF NET DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Revenue and expense adjustments	$ 2,317,931	$ 4,142,338
Change in cash surrender value of life insurance policies	370,625	(1,168,097)
Lease liabilities	1,507,518	2,195,824
Net operating losses carried forward	13,543,915	7,397,655
Impairment on intangible asset	5,498,205
Fair value change of long-term investments	877,026
Others	178,597	220,885
Total deferred income tax assets	24,293,817	12,788,605
Less: valuation allowance	(8,640,332)	(7,397,655)
Total deferred income tax assets, net	15,653,485	5,390,950
Revenue and expense adjustments	(2,602,712)	(9,131,874)
Change in cash surrender value of life insurance policies	(1,720,120)
Right-of-use assets	(1,415,168)	(2,053,535)
Intangible assets acquired through business acquisition	(354,739)
Others	(688,698)	(219,106)
Total deferred income tax liabilities	(6,781,437)	(11,404,515)
Deferred income tax assets, net	9,798,071
Deferred income tax liabilities, net	$ (926,023)	$ (6,013,565)